Income Tax - Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Federal statutory rate	21.00%
Change in fair value of warrants	(19.50%)
Transaction costs incurred in connection with warrant liabilities	(0.40%)
Change in valuation allowance	(1.10%)
Income tax provision	8212.00%
Barkbox Inc [Member]
Federal statutory rate		21.00%	21.00%	21.00%
Permanent differences		(2.29%)	(0.88%)	(1.77%)
State taxes—net of federal benefits		3.12%	1.73%	1.60%
Change in valuation allowance		(18.26%)	(22.79%)	(20.14%)
Stock Compensation		(1.02%)	0.00%	0.00%
Other deferred adjustments		(2.55%)	0.00%	0.00%
Other		0.00%	0.94%	(0.69%)
Income tax provision		0.00%	0.00%	0.00%